Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Assets:
Equity securities	¥ 231,810
Fair Value, Measurements, Nonrecurring
Assets:
Loans	113,000	¥ 113,000
Loans held-for-sale		60,000
Equity securities	3,000	1,000
Other investments	5,000
Total assets measured at fair value	121,000	174,000
Fair Value, Measurements, Nonrecurring | Aggregate cost
Assets:
Loans	162,000	164,000
Loans held-for-sale		74,000
Equity securities	2,000	3,000
Other investments	7,000
Premises and equipment-net	2,000	4,000
Total assets measured at fair value	173,000	245,000
Fair Value, Measurements, Nonrecurring | Level 1
Assets:
Other investments	5,000
Total assets measured at fair value	5,000
Fair Value, Measurements, Nonrecurring | Level 2
Assets:
Loans held-for-sale		60,000
Total assets measured at fair value		60,000
Fair Value, Measurements, Nonrecurring | Level 3
Assets:
Loans	113,000	113,000
Equity securities	3,000	1,000
Total assets measured at fair value	¥ 116,000	¥ 114,000